SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Paranthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalized stock-based compensation	$ 226	$ 162
Asset retirement obligations	$ 198	$ 112